PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Prepayment to service providers	$ 2,553,524	$ 1,990,015
Employee advances	1,000,762	685,134
Other deposits	1,110,945	1,225,431
Interest receivables	2,880,612	771,849
Other current assets	216,727	45,245
Total prepaid expenses and other current assets	$ 7,762,570	$ 4,717,674